Segments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 DWT	Dec. 31, 2013
Number of Reportable Segments	3
DWT	7,399,400
Due to related parties	$ 1,231	$ 0
Ultramax Vessels [Member]
DWT	1,795,800
Ultramax Vessels [Member] | Minimum [Member]
DWT	60,200
Ultramax Vessels [Member] | Maximum [Member]
DWT	64,000
Kamsarmax Vessels [Member]
DWT	1,643,600
Kamsarmax Vessels [Member] | Minimum [Member]
DWT	81,600
Kamsarmax Vessels [Member] | Maximum [Member]
DWT	84,000
Scorpio Services Holding Limited
Due to related parties	$ 56
Time chartered vessels [Member]
Number of Reportable Segments	2
Ultramax pool [Member] | Ultramax Vessels [Member] | Minimum [Member]
DWT	48,500
Ultramax pool [Member] | Ultramax Vessels [Member] | Maximum [Member]
DWT	61,000
Kamsarmax pool [Member] | Kamsarmax Vessels [Member] | Minimum [Member]
DWT	75,500
Kamsarmax pool [Member] | Kamsarmax Vessels [Member] | Maximum [Member]
DWT	98,700
Capesize pool [Member] | Kamsarmax Vessels [Member] | Maximum [Member]
DWT	180,000